Long-Term Debt and Notes Payable (Details) - Schedule of Summarizes the Company’S Maturities of Debt Instruments - USD ($)	Dec. 31, 2023	Dec. 31, 2022
Schedule of Summarizes the Company’S Maturities of Debt Instruments [Abstract]
December 31, 2024	$ 7,627,102
December 31, 2025	10,558,077
December 31, 2026	27,965,024
December 31, 2027
Total	$ 46,150,203	$ 26,750,000